Note 5 - Intangible Assets - Schedule of Finite Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 256
2024	243
2025	207
2026	140
2027	122
2028 and thereafter	391
Total	$ 1,359	$ 1,785